Note 6 - Accounts and Grants Receivable	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
6.	ACCOUNTS AND GRANTS RECEIVABLE

	December 31, 201 7	December 31, 2016
Trade receivable	$947,911	$3,023,081
Government grants receivable (Note 17)	22,556	21,847
	$970,467	$3,044,928

As at
December 31, 2017,
the Company had accounts receivable of
$252,093
(
2016
-
$2,270,820
) greater than
30
days overdue and
not
impaired.